Document and Entity Information	Apr. 27, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001517022
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	AKEBIA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36352
Entity Tax Identification Number	20-8756903
Entity Address, Address Line One	245 First Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	871-2098
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	AKBA
Entity Emerging Growth Company	false